Submission	Sep. 23, 2026
Submission [Line Items]
Central Index Key	0002153598
Registrant Name	Frazier Life Sciences Acquisition Corp. II
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES